Net Loss Per Share and Unaudited Pro Forma Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share Attributable to Common Stockholders

Basic and diluted net loss per share attributable to common stockholders was calculated as follows for the years ended December 31, 2014, 2013 and 2012:

	Year Ended December 31,
	2014	2013	2012
Numerator:
Net loss	$(28,648)	$(13,317)	$(14,093)
Accretion of redeemable convertible preferred stock to redemption value	(11)	(27)	(35)

Net loss attributable to common stockholders	$(28,659)	$(13,344)	$(14,128)

Denominator:
Weighted average common shares outstanding, basic and diluted	10,652,865	2,609,020	2,522,564

Net loss per share attributable to common stockholders, basic and diluted	$(2.69)	$(5.11)	$(5.60)

Schedule of Antidilutive Securities, Excluded from Computation of Diluted Net Loss per Share

The following common stock equivalents outstanding as of March 31, 2015 and 2014 were excluded from the computation of diluted net loss per share for the three months ended March 31, 2015 and 2014, because they had an anti-dilutive impact:

	As of March 31,
	2015	2014

Options to purchase common stock	2,151,729	1,443,781
Non-vested restricted stock	21,328	71,022
Warrants for the purchase of redeemable convertible preferred stock	—	51,830
Warrants for the purchase of common stock	18,939	—
Redeemable convertible preferred stock	—	12,440,205

Total options, warrants and redeemable convertible preferred stock exercisable or convertible into common stock and restricted stock	2,191,996	14,006,838

The Company excluded the following common stock equivalents, outstanding as of December 31, 2014, 2013 and 2012, from the computation of diluted net loss per share attributable to common stockholders for the years ended December 31, 2014, 2013 and 2012 because they had an anti-dilutive impact due to the net loss attributable to common stockholders incurred for the periods.

	December 31,
	2014	2013	2012
Options to purchase common stock	1,611,991	924,132	615,377
Non-vested restricted common stock	28,437	—	6,992
Warrants for the purchase of redeemable convertible preferred stock	—	51,830	51,830
Warrants for the purchase of common stock	89,708	—	—
Redeemable convertible preferred stock (as converted to common stock)	—	12,440,205	11,366,973

	1,730,136	13,416,167	12,041,172